Note Payable	12 Months Ended
Sep. 30, 2014
Note Payable [Abstract]
Note payable

8. Note Payable

On May 6, 2014, the Company entered into an unsecured loan agreement with a private lender to provide $500,000 for business development purposes at an interest rate of 10% per annum. The outstanding principal and accrued interest were fully repaid on November 14, 2014.